INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022

Tax jurisdictions from:
Local – United States	$(142,912)	$(187,379)	$(310,697)	$(293,804)
Foreign – Malaysia	(241,867)	(189,395)	(516,152)	(354,459)
Foreign – Hong Kong	2,891	(27,178)	6,670	(45,847)

Loss before income tax	$(381,888)	$(403,952)	$(820,179)	$(694,110)

The United States and foreign components of loss before income taxes were comprised of the following:

	For the years ended December 31,
	2022	2021
Tax jurisdictions from:
Local – United States	$(736,946)	$(706,659)
Foreign – Malaysia	(864,794)	(1,064,314)
Foreign – Hong Kong	(68,394)	(616,640)

Loss before income tax	$(1,670,134)	$(2,387,613)

SCHEDULE OF PROVISION FOR INCOME TAX

The benefit of (provision for) income taxes consisted of the following:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022

Current:
- Local	$-	$-	$-	$-
- Foreign	-	(392)	-	(8,680)

Deferred:
- Local	-	-	-	-
- Foreign	2,439	-	6,655	-
Benefit of (Provision for) income tax	$2,439	$(392)	$6,655	$(8,680)

The benefit of (provision for) income taxes consisted of the following:

	For the years ended December 31,
	2022	2021
Current:
- Local	$-	$(22,205)
- Foreign	(10,962)	(104,735)

Deferred:
- Local	-	-
- Foreign	15,017	(10,127)

Benefit of (Provision for) income taxes	$4,055	$(137,067)

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	As of
	June 30, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carry forwards in U.S.	$350,216	$284,959
Net operating loss carry forwards in Malaysia	507,709	408,226

Less: valuation allowance	(851,545)	(693,185)
Deferred tax assets, net	$6,382	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards in U.S.	$284,959	$153,061
Net operating loss carry forwards in Malaysia	408,226	227,106
Less: valuation allowance	(693,185)	(380,167)
Deferred tax liabilities:
Depreciation	-	(15,574)
Deferred tax liabilities, net	$-	$(15,574)

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended December 31,
	2022		2021
U.S. statutory rate	21.0%		21.0%
Valuation allowance	(22.9)%		(17.0)%
Differential tax rate in Malaysia	1.0%		3.0%
Permanent difference	1.2	%(1)	(12.7	)%(2)
Effective tax rate	0.3%		(5.7)%

(1)	The amount comprised:

	-	1.2% being expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax return.

(2)	The amount comprised:

	-	6.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	6.5% being expenses incurred in AATP LB, ASL, SEA, WATP, and DSY Wellness that are not deductible in the Malaysia tax return.